Consolidated Statements of Operations and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Earnings per share, Diluted	$ 0.29	$ 0.32	$ 0.24
Weighted average common shares outstanding, Diluted	10,000,000	10,000,000	10,000,000